Summary of Significant Accounting Policies (Details) - Schedule of reconciliation of cash equivalents and restricted cash - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Schedule of reconciliation of cash equivalents and restricted cash [Abstract]
Cash and cash equivalents	$ 18,807,936	$ 18,458,575
Restricted cash	12,762,708	16,881,002
Cash, cash equivalents and restricted cash	$ 31,570,644	$ 35,339,577